UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street,
New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 1.7%
County of Jefferson Alabama, RB, Series A,
5.00%, 1/01/24	$4,550	$4,452,494

Alaska – 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement Asset- Backed, Series A,
5.00%, 6/01/46	1,660	1,458,343

Arizona – 3.4%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A,
6.75%, 7/01/29	2,200	1,552,540
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT,
6.30%, 4/01/23	2,215	2,094,061
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,317,240
5.00%, 12/01/37	2,360	2,708,950
Show Low Improvement District, Special Assessment Bonds, District No. 5,
6.38%, 1/01/15	85	85,869

		8,758,660

California – 11.1%
Agua Caliente Band of Cahuilla Indians, RB,
5.60%, 7/01/13(a)	125	124,679
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,763,279
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	825	923,901
Sutter Health, Series B, 6.00%, 8/15/42	2,200	2,643,982
California Pollution Control Financing Authority, RB:
5.00%, 11/21/45	865	883,857
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 7/01/37	710	743,647
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 11/21/45	1,790	1,860,812
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	820	1,005,910
California Statewide Communities Development Authority, RB, John Muir Health,
5.13%, 7/01/39	1,510	1,655,337
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities and Services:
5.00%, 5/15/42	325	354,468
5.00%, 5/15/47	250	271,040
City of Los Angeles Department of Airports, Refunding RB, Series A,
5.25%, 5/15/39	555	629,803
Montebello Unified School District California, GO, CAB (NPFGC)(b):
5.66%, 8/01/22	2,405	1,715,198
5.64%, 8/01/23	2,455	1,632,821
San Diego Unified School District California, GO, CAB, Election of 2008, Series A,
6.06%, 7/01/29(b)	3,475	1,799,251
State of California, GO, Various Purpose,
6.50%, 4/01/33	8,370	10,407,258

		28,415,243

Colorado – 2.4%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs,
5.50%, 7/01/40	1,455	1,532,697
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project,
5.00%, 12/01/42	1,230	1,321,979
Plaza Metropolitan District No. 1 Colorado Tax Allocation Bonds, Public Improvement Fee, Tax Increment, Subordinate,
8.13%, 12/01/25	1,000	1,000,020
Regional Transportation District, COP, Refunding, Series A,
5.38%, 6/01/31	710	810,941
University of Colorado, RB, Series A,
5.38%, 6/01/38	1,250	1,467,250

		6,132,887

Connecticut – 2.2%
Connecticut State Development Authority, RB, AFCO, Cargo BDL LLC Project, AMT,
8.00%, 4/01/30(c)(d)	2,700	1,683,342
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit,
5.00%, 11/15/40	955	1,071,090
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University,
5.00%, 7/01/35	2,515	2,863,327

		5,617,759

Delaware – 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project,
6.00%, 10/01/40	790	893,324
Delaware State EDA, RB, Exempt Facilities, Indian River Power,
5.38%, 10/01/45	2,430	2,600,562

		3,493,886

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia – 3.3%
District of Columbia, Tax Allocation Bonds, City Market O Street Project,
5.13%, 6/01/41	$1,520	$1,648,607
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35(b)	13,485	4,585,439
First Senior Lien, Series A, 5.00%, 10/01/39	505	555,975
First Senior Lien, Series A, 5.25%, 10/01/44	1,470	1,630,010

		8,420,031

Florida – 8.7%
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A,
5.25%, 10/01/34	750	868,192
City of Clearwater Florida, RB, Series A,
5.25%, 12/01/39	2,375	2,709,139
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC),
5.24%, 10/01/37(b)	2,340	659,950
County of Miami-Dade Florida, Refunding RB, Miami International Airport , Series A-1,
5.38%, 10/01/41	2,620	2,986,433
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp.,AMT,
6.50%, 11/15/36	2,095	2,121,187
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT,
7.13%, 4/01/30	1,900	1,900,912
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	1,570	2,006,758
Midtown Miami Community Development District, Special Assessment Bonds, Series B,
6.50%, 5/01/37	2,345	2,394,597
Palm Coast Park Community Development District, Special Assessment Bonds,
5.70%, 5/01/37	660	456,694
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A,
5.90%, 5/01/34	1,440	1,446,149
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	960	1,085,338
Series B, 5.00%, 7/01/42	1,755	1,958,615
Village Community Development District No. 10, Special Assessment Bonds,
5.13%, 5/01/43	1,740	1,713,552

		22,307,516

Georgia – 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare,
5.25%, 11/15/39	585	649,713
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax Revenue, Third Indenture Series A,
5.00%, 7/01/39	2,410	2,774,922

		3,424,635

Hawaii – 0.4%
State of Hawaii, Harbor System, RB, Series A,
5.25%, 7/01/30	945	1,103,892

Illinois – 11.0%
Chicago Illinois Board of Education, GO Series A,
5.50%, 12/01/39	1,460	1,706,755
Chicago Transit Authority, RB, Sales Tax Receipts Revenue,
5.25%, 12/01/40	730	835,865
City of Chicago Illinois, GARB, O’ Hare International Airport, Third Lien:
Series A, 5.75%, 1/01/39	2,000	2,355,660
Series C, 6.50%, 1/01/41	4,055	5,243,723
City of Chicago Illinois, GO, Project, Series A,
5.00%, 1/01/34	3,160	3,522,831
City of Chicago Illinois, Refunding RB, Series A,
5.25%, 1/01/38	570	657,620
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East,
6.75%, 12/01/32	900	921,987
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,115	1,265,893
Series A, 5.00%, 11/15/37	675	767,414
Series A, 5.00%, 11/15/42	1,230	1,388,338
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B-1, AGM, 6.25%, 6/15/47(b)	13,220	2,495,407
Series B-1, AGM, 5.00%, 6/15/50	2,190	2,393,561
Series B-2, 5.00%, 6/15/50	1,740	1,901,142
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	930	1,106,384
6.00%, 6/01/28	800	960,728
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	440	504,156

		28,027,464

2	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana – 3.1%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	$790	$833,466
4.00%, 2/01/38	1,265	1,323,038
Indiana Finance Authority, RB:
Sisters of St. Francis Health, 5.25%, 11/01/39	585	646,039
Wastewater Utility, CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	1,090	1,263,277
Indiana Finance Authority, Refunding RB, Series A:
Community Health Network, 5.00%, 5/01/42	1,315	1,447,854
Parkview Health System, 5.75%, 5/01/31	1,300	1,503,892
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	775	928,489

		7,946,055

Iowa – 1.0%
Iowa Finance Authority, RB, Alcoa, Inc. Project,
4.75%, 8/01/42	805	817,928
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT,
5.15%, 12/01/22	1,435	1,650,595

		2,468,523

Kansas – 1.2%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,520	1,783,097
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,155	1,262,068

		3,045,165

Kentucky – 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
6.38%, 6/01/40	700	834,120

Louisiana – 3.1%
East Baton Rouge Sewerage Commission, RB, Series A,
5.25%, 2/01/39	570	656,492
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	3,500	3,978,800
Louisiana Stadium & Exposition District, Refunding RB, Senior-Series A,
5.00%, 7/01/36	245	280,062
New Orleans Aviation Board, ARB, Passenger Facility Charge, Series A,
5.25%, 1/01/41	430	473,916
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B,
5.00%, 5/01/45	2,270	2,567,233

		7,956,503

Maine – 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Series A,
5.00%, 7/01/39	210	228,713
Maine State Turnpike Authority, RB, Series A,
5.00%, 7/01/42	615	707,613

		936,326

Maryland – 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A,
5.75%, 6/01/35	300	342,477
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	580	647,819
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community,
6.25%, 1/01/41	1,520	1,743,395

		2,733,691

Massachusetts – 2.8%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J,
5.00%, 7/01/42	1,260	1,468,744
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P,
5.45%, 5/15/59	1,165	1,396,882
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39	1,255	1,373,635
Massachusetts HFA, HRB, M/F Housing, Series A, AMT,
5.25%, 12/01/48	2,900	2,947,560

		7,186,821

Michigan – 2.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Sewage Disposal System, Senior Lien, Series A (AGM),
7.50%, 7/01/33	635	793,490
City of Detroit Michigan Water Supply System, RB, Water Supply System, Senior Lien, Series A,
5.25%, 7/01/41	2,145	2,319,024
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital,
5.50%, 5/15/36	955	1,060,021

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health,
5.75%, 11/15/39	$2,105	$2,406,625

		6,579,160

Minnesota – 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A,
6.75%, 11/15/32	2,135	2,595,413

Mississippi – 0.3%
University of Southern Mississippi, RB, Campus Facilities Improvements Project,
5.38%, 9/01/36	675	768,380

Nebraska – 0.7%
Central Plains Energy Project Nebraska, RB, Project 3:
5.25%, 9/01/37	575	649,894
5.00%, 9/01/42	1,005	1,102,223

		1,752,117

New Hampshire – 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock,
6.00%, 8/01/38	3,035	3,561,239

New Jersey – 3.0%
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT,
6.25%, 9/15/29	1,365	1,391,031
New Jersey EDA, Refunding RB, Cigarette Tax, 5.00%, 6/15/25	680	779,362
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A,
5.50%, 6/15/41	1,575	1,830,355
Port Authority of New York & New Jersey, RB, JFK International Air Terminal,
6.00%, 12/01/42	875	1,040,182
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	1,725	1,720,670
4.63%, 6/01/26	1,000	970,390

		7,731,990

New York – 6.5%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A,
7.50%, 3/01/29	790	810,643
Long Island Power Authority, Refunding RB, Series A,
5.75%, 4/01/39	1,450	1,726,834
Metropolitan Transportation Authority, RB, Series E,
5.00%, 11/15/42	375	424,252
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,740	1,975,109
Metropolitan Transportation Authority, Refunding RB (concluded):
Series D, 5.25%, 11/15/40	840	950,418
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,500	1,537,635
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	725	728,625
Series C, 6.80%, 6/01/28	535	541,934
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project,
6.38%, 7/15/49	850	1,010,080
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/42	1,235	1,390,919
Port Authority of New York & New Jersey, RB, JFK International Air Terminal,
6.00%, 12/01/36	900	1,069,902
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC),
5.25%, 10/15/27	4,240	4,560,501

		16,726,852

North Carolina – 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A,
5.00%, 6/01/42	970	1,079,047

Oklahoma – 0.4%
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A,
5.13%, 4/01/42	975	985,803

Oregon – 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System,
5.00%, 8/01/37	175	203,275

Pennsylvania – 4.4%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A,
5.38%, 11/15/40	1,125	956,228
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A,
6.25%, 1/01/35	1,700	1,708,058
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	2,520	2,946,056
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,500	2,479,375

4	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	$1,105	$1,131,630
Commercial Development, AMT, 7.75%, 12/01/17	725	726,117
Saligman House Project, Series C, 6.10%, 7/01/33	1,245	1,275,004

		11,222,468

Puerto Rico – 3.3%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.27%, 8/01/35(b)	4,000	1,097,800
First Sub-Series A, 6.50%, 8/01/44	3,860	4,381,563
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB(b):
First Sub-Series C, 6.53%, 8/01/38	2,975	667,055
Senior Series C, 6.25%, 8/01/39	9,665	2,253,878

		8,400,296

South Carolina – 1.0%
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	2,285	2,575,949

South Dakota – 0.3%
South Dakota Health and Educational Facilities Authority, RB, Series E,
5.00%, 11/01/42	745	817,228

Tennessee – 1.0%
Hardeman County Correctional Facilities Corp. Tennessee, RB,
7.75%, 8/01/17	2,320	2,320,650
Rutherford County Health & Educational Facilities Board, RB,
5.00%, 11/15/47	150	169,921

		2,490,571

Texas – 12.0%
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT,
6.63%, 5/15/33	3,655	3,688,334
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien,
6.25%, 1/01/46	1,480	1,745,793
City of Austin Texas, Water & Wastewater System, Refunding RB,
5.00%, 11/15/37	440	514,149
City of Dallas Texas, Waterworks & Sewer System, Refunding RB,
5.00%, 10/01/35	1,050	1,209,915
City of Houston Texas, Refunding RB, Senior Lien, Series A,
5.50%, 7/01/39	1,070	1,238,108
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT,
5.00%, 11/01/35	1,855	2,026,550
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc., Series B,
4.75%, 11/01/42	295	303,331
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B,
7.25%, 12/01/35	1,910	2,379,535
La Vernia Higher Education Finance Corp., RB, KIPP Inc. Series A,
6.38%, 8/15/44	450	527,031
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B,
7.55%, 9/01/37(b)	1,400	404,180
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F,
6.13%, 1/01/31	4,190	4,633,260
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply:
5.50%, 8/01/24	1,100	1,294,711
5.50%, 8/01/25	1,120	1,319,450
Texas Municipal Gas Acquisition & Supply Corp. III, RB,
5.00%, 12/15/29	1,320	1,440,344
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,433,280
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	2,033,540
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA),
5.00%, 2/15/36	875	892,579
University of Texas, Refunding RB, Revenue Financing System, Series B,
5.00%, 8/15/43	2,145	2,519,946

		30,604,036

Utah – 0.6%
Utah County Utah Hospital, RB, IHC Heath Services, Inc.,
5.00%, 5/15/43	1,405	1,584,517

Vermont – 0.4%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A,
6.00%, 6/15/17	890	905,566

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia – 2.2%
Fairfax County EDA, Refunding RB, Goodwin House Inc.,
5.13%, 10/01/42	$1,000	$1,036,200
Hanover County Economic Development Authority, Refunding RB, Covenant Woods, Series A:
5.00%, 7/01/42	730	731,059
5.00%, 7/01/47	970	965,218
Virginia Small Business Financing Authority, RB, AMT:
5.25%, 1/01/32	550	602,580
6.00%, 1/01/37	1,275	1,465,842
5.50%, 1/01/42	805	879,124

		5,680,023

Washington – 1.5%
Seattle Housing Authority Washington, RB, Replacement Housing Projects,
6.13%, 12/01/32	1,200	1,200,780
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A,
6.75%, 5/15/21(e)	1,375	1,934,460
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A,
5.00%, 10/01/42	705	792,906

		3,928,146

Wisconsin – 3.1%
State of Wisconsin, Refunding RB, Series A,
6.00%, 5/01/36	4,980	6,083,767
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group,
5.00%, 11/15/33	1,710	1,939,311

		8,023,078

Wyoming – 0.1%
Wyoming Municipal Power Agency, RB, Series A,
5.00%, 1/01/42	210	227,747

Total Municipal Bonds – 106.8%		273,162,915

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)
Arizona – 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	1,690	1,922,716

California – 9.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	2,270	2,635,375
California Educational Facilities Authority, RB, University of Southern California, Series B,
5.25%, 10/01/39(g)	1,845	2,160,366
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	4,120	4,661,388
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	1,620	1,852,616
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	748	909,011
San Francisco City & County Public Utilities Commission, RB, Series B,
5.00%, 11/01/39	6,600	7,489,284
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM),
5.50%, 7/01/35	3,494	3,927,123

		23,635,163

Colorado – 2.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Catholic Health, Series C-3, 5.10%, 10/01/41	2,580	2,813,696
Catholic Health, Series C-7, 5.00%, 9/01/36	1,650	1,776,605
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A,
5.50%, 7/01/34(g)	1,490	1,705,520

		6,295,821

Connecticut – 2.8%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,180	3,575,560
Series X-3, 4.85%, 7/01/37	3,262	3,685,754

		7,261,314

Florida – 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System,
5.00%, 10/01/34	3,939	4,458,015

Georgia – 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C,
5.00%, 9/01/38	2,259	2,571,825

Illinois – 0.9%
City of Chicago Illinois Waterworks, Refunding RB,
5.00%, 11/01/42	2,079	2,351,266

6	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Maryland – 1.3%
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health, Series B,
5.00%, 11/15/51	$2,920	$3,267,480

Massachusetts – 3.6%
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/41	3,150	3,632,013
Series A, AGM, 5.00%, 8/15/15(e)	644	708,071
Series A, AGM, 5.00%, 8/15/30	4,350	4,786,537

		9,126,621

Michigan – 0.9%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	1,088	1,177,423
5.25%, 7/01/39	937	1,020,554

		2,197,977

New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College,
5.25%, 6/01/39(g)	1,409	1,658,686

New Jersey – 0.8%
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36	1,720	1,971,670

New York – 8.9%
Hudson New York Yards Infrastructure Corp., RB,
5.75%, 2/15/47	1,110	1,324,458
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer, Series FF-2,
5.50%, 6/15/40	1,110	1,309,847
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1,
5.00%, 2/01/42	1,720	1,976,002
New York Liberty Development Corp., RB, 1 World Trade Center, Port Authority Construction,
5.25%, 12/15/43	7,440	8,559,901
New York Liberty Development Corp., Refunding RB, 4 World Trade Center, Project,
5.75%, 11/15/51	4,460	5,291,255
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	4,034	4,356,604

		22,818,067

North Carolina – 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University,
5.00%, 1/01/38	1,080	1,221,275

Ohio – 4.4%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A,
5.50%, 1/01/39	9,644	11,219,540

Tennessee – 1.0%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital,
5.00%, 7/01/31	2,250	2,467,125

Texas – 3.1%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A,
5.00%, 8/15/38(g)	4,620	5,282,739
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A,
5.00%, 11/01/41	2,350	2,691,714

		7,974,453

Utah – 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services Inc.,
5.00%, 8/15/41	2,519	2,788,128

Virginia – 2.6%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	3,749	4,322,943
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare,
5.00%, 11/01/40	2,094	2,316,535

		6,639,478

Washington – 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM),
5.00%, 11/01/32	1,860	2,108,326

Wisconsin – 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39(g)	3,959	4,400,524

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 50.2%		128,355,470

Total Long-Term Investments (Cost – $360,188,653) – 157.0%		401,518,385

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Money Market Funds — 0.7%
FFI Institutional Tax-Exempt Fund,
0.01%, 1/01/00(h)(i)	1,762,397	$1,762,397

	Par (000)
Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA),
0.12%, 2/01/13(j)	$750	750,000

Colorado — 0.1%
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA),
0.12%, 2/01/13(j)	200	200,000

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, VRDN, Consolidated Loan, Series B (JPMorgan Chase Bank NA SBPA),
0.12%, 2/01/13(j)	1,500	1,500,000

Total Short-Term Securities (Cost – $4,212,397) – 1.6%		4,212,397

Total Investments (Cost – $364,401,050*) – 158.6%		405,730,782
Other Assets Less Liabilities – 1.1%		2,701,736
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (27.0)%		(68,990,215)
VMTP Shares, at Liquidation Value – (32.7)%		(83,700,000)

Net Assets Applicable to Common Shares – 100.0%		$255,742,303

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$295,216,103

Gross unrealized appreciation	$43,556,504
Gross unrealized depreciation	(2,000,269)

Net unrealized appreciation	$41,556,235

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Non-income producing security.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $7,203,042.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	22,614	1,739,783	1,762,397	$19

(i)	Represents the current yield as of report date.

(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

8	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Corp.
	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	ERB	Education Revenue Bonds
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013	9

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$401,518,385	–	$401,518,385
Short-Term Securities	$1,762,397	2,450,000	–	4,212,397

Total	$1,762,397	$403,968,385	–	$405,730,782

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$(114,105)	–	$(114,105)
TOB trust certificates	–	(68,958,444)	–	(68,958,444)
VMTP Shares	–	(83,700,000)	–	(83,700,000)

Total	–	$(152,772,549)	–	$(152,772,549)

There were no transfers between levels during the period ended January 31, 2013.

10	BLACKROCK MUNIHOLDINGS FUND, INC.	JANUARY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Fund, Inc.

Date: March 26, 2013